John Hancock Investment Trust II

Supplement dated July 1, 2015 to the current Prospectus

John Hancock Regional Bank Fund (the “fund”)

Effective July 1, 2015, Ryan P. Lentell has been named as a portfolio manager to the fund. Susan A. Curry and Lisa A. Welch will continue as portfolio managers to the fund.

Accordingly, the following information is added under the heading “Portfolio management” in the “Fund summary”:

Ryan P. Lentell, CFA
Managing Director and Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Ryan P. Lentell, CFA

•	Managing Director and Portfolio Manager
•	Managed the fund since 2015
•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2008
•	Began business career in 1999

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust II

Supplement dated July 1, 2015 to the current Prospectus

John Hancock Financial Industries Fund (the “fund”)

Effective July 1, 2015, Ryan P. Lentell has been named as a portfolio manager to the fund. Susan A. Curry and Lisa A. Welch will continue as portfolio managers to the fund.

Accordingly, the following information is added under the heading “Portfolio management” in the “Fund summary”:

Ryan P. Lentell, CFA
Managing Director and Portfolio Manager

Managed the fund since 2015

The following information modifies and supplements the portfolio manager information in “Fund details” under “Who’s who – Subadvisor”:

Ryan P. Lentell, CFA

•	Managing Director and Portfolio Manager
•	Managed the fund since 2015
•	Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2008
•	Began business career in 1999

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Investment Trust II

Supplement dated July 1, 2015 to the current Statement of Additional Information (the “SAI”)

John Hancock Financial Industries Fund
John Hancock Regional Bank Fund (each a “Fund”)

Effective July 1, 2015, Ryan P. Lentell, CFA, has been added as a portfolio manager to each Fund. Susan A. Curry and Lisa A. Welch will continue as portfolio managers to each Fund.

Accordingly, the following supplements the information presented in Appendix B of the SAI, which provides additional information about the portfolio managers of the subadvisor, John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Ryan P. Lentell, CFA*	0	0	1	$118	0	0

*As of May 31, 2015

As of May 31, 2015, there are no accounts that pay fees based upon performance.

Ownership of Fund shares: The following table indicates, as of May 31, 2015, the value, within the indicated range, of Fund shares that Mr. Lentell beneficially owned. For purposes of this table, the following letters represent the range indicated below:

A	—	$0
B	—	$1--$10,000
C	—	$10,001--$50,000
D	—	$50,001--$100,000
E	—	$100,001--$500,000
F	—	$500,001--$1,000,000
G	—	More than $1 million

Portfolio Manager	Fund Managed	Range of Beneficial Ownership
Ryan P. Lentell, CFA	Financial Industries Fund	E
	Regional Bank Fund	E

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.